Property and Equipment (Tables)	12 Months Ended
Dec. 29, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment (in thousands) as of December 30, 2017 and December 29, 2018 consist of the following:

	Property and Equipment, At Cost	Accumulated Depreciation and Amortization	Property and Equipment, Net
December 30, 2017:
Leasehold improvements	$162,592	$(27,247)	$135,345
Fixtures and equipment	193,397	(55,766)	137,631
Lease acquisition costs	352	(112)	240
Construction in progress	4,530	—	4,530

Totals	$360,871	$(83,125)	$277,746

December 29, 2018:
Leasehold improvements	$190,158	$(39,509)	$150,649
Fixtures and equipment	220,337	(78,996)	141,341
Lease acquisition costs	433	(251)	182
Construction in progress	11,860	—	11,860

Totals	$422,788	$(118,756)	$304,032